Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	Intangible Assets
(1)Details of intangible assets as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	(In millions of Korean Won)
	Acquisition price	Accumulated amortization(*)	Book Amount
Software	₩ 18,703	₩ (15,393)	₩ 3,310
Industrial property rights	2,093	(1,004)	1,089
License fee	8,764	(6,034)	2,730
Other intangible assets	1,109	(1,081)	28
Total	₩ 30,669	₩ (23,512)	₩ 7,157

	December 31, 2024
	(In millions of Korean Won)
	Acquisition price	Accumulated amortization(*)	Book Amount
Software	₩ 16,536	₩ (14,752)	₩ 1,784
Industrial property rights	1,746	(863)	883
License fee	9,087	(4,725)	4,362
Other intangible assets	1,109	(1,081)	28
Total	₩ 28,478	₩ (21,421)	₩ 7,057
(*)Accumulated amortization includes the amount of accumulated impairment loss.
(2)Changes in intangible assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,784	₩ 883	₩ 4,362	₩ 28	₩ 7,057
Acquisitions/Capital expenditure	3,203	352	1,511	—	5,066
Amortization	(1,677)	(142)	(2,789)	—	(4,608)
Disposals	—	(4)	—	—	(4)
Impairment(*)	—	—	(53)	—	(53)
Other	—	—	(314)	—	(314)
Foreign exchange differences	—	—	13	—	13
Ending balance	₩ 3,310	₩ 1,089	₩ 2,730	₩ 28	₩ 7,157
(*)The Group recognized Won 53 million of impairment loss as carrying amount of the other intangible assets exceeded recoverable amount as of December 31, 2025.

	2024
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 2,780	₩ 626	₩ 2,678	₩ 286	₩ 6,370
Acquisitions/Capital expenditure	379	369	3,755	3	4,506
Amortization	(1,382)	(112)	(1,717)	—	(3,211)
Disposals	—	—	—	(3)	(3)
Reclassification	—	—	258	(258)	—
Impairment(*)	—	—	(615)	—	(615)
Foreign exchange differences	7	—	3	—	10
Ending balance	₩ 1,784	₩ 883	₩ 4,362	₩ 28	₩ 7,057
(*)The Group recognized Won 615 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2024.

	2023
	Software	Industrial property rights	License fee	Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,938	₩ 545	₩ 1,351	₩ 35	₩ 3,869
Acquisitions/Capital expenditure	2,136	170	3,886	263	6,455
Amortization	(1,296)	(83)	(1,027)	—	(2,406)
Disposals	—	(6)	—	(12)	(18)
Impairment(*)	—	—	(1,531)	—	(1,531)
Foreign exchange differences	2	—	(1)	—	1
Ending balance	₩ 2,780	₩ 626	₩ 2,678	₩ 286	₩ 6,370
(*)The Group recognized Won 1,531 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2023.
(3)Classification of amortization in the statements of comprehensive income for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025		2024		2023
	(In millions of Korean won)
Cost of revenues	₩	2,569	₩	936	₩	708
Selling, general and administrative expenses	1,598		1,747		1,340
Research and development	441		528		358
Total	₩	4,608	₩	3,211	₩	2,406